UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  November 12, 2002

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		40

FORM 13F Information Table Value Total:	$52,667,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     2858    93131 SH       SOLE                    93131
ASML Holding N V               COM              N07059111     1550   250376 SH       SOLE                   147386            102990
Affymetrix                     COM              00826T108     1416    68083 SH       SOLE                    19748             48335
Amdocs                         COM              G02602103      569    88889 SH       SOLE                    35119             53770
Barr Labs                      COM              068306109     1268    20360 SH       SOLE                      500             19860
Biovail Corporation            COM              09067J109     6005   243232 SH       SOLE                   170812             72420
Brigham Exploration            COM              109178103       78    21590 SH       SOLE                     1400             20190
Business Objects ADR           COM              12328X107     1487   139988 SH       SOLE                    82499             57489
CR Bard                        COM              067383109      279     5100 SH       SOLE                     1100              4000
Concord Camera                 COM              206156101     1915   410875 SH       SOLE                   213160            197715
Ditech                         COM              25500M103      275   164939 SH       SOLE                    60054            104885
Federal Nat'l Mtg.             COM              313586109      572     9600 SH       SOLE                     9600
Flir Systems                   COM              302445101     4933   140977 SH       SOLE                    69807             71170
General Electric               COM              369604103     1184    48035 SH       SOLE                    48035
Home Depot                     COM              437076102      341    13068 SH       SOLE                    13068
Intel Corp.                    COM              458140100      846    60906 SH       SOLE                    60906
KV Pharmaceutical Cl A         COM              482740206     7332   387924 SH       SOLE                   248297            139627
Kraft Foods Inc Class A        COM              50075N104      330     9042 SH       SOLE                     9042
Lehman Brothers Hldgs          COM              524908100     1192    24310 SH       SOLE                                      24310
Lilly Eli                      COM              532457108      243     4397 SH       SOLE                     4397
MFC Bancorp                    COM              55271X202     3113   435938 SH       SOLE                   260233            175705
Mymetics Corp                  COM              62856A102      130   419930 SH       SOLE                   251586            168344
Nextel Communications          COM              65332V103     1771   234557 SH       SOLE                    78207            156350
Novellus Systems               COM              670008101     2226   106969 SH       SOLE                    62609             44360
Pfizer                         COM              717081103     1029    35473 SH       SOLE                    35473
Philip Morris Cos.             COM              718154107      291     7505 SH       SOLE                     7505
Phoenix Technology             COM              719153108      554    76406 SH       SOLE                    37766             38640
Procter & Gamble               COM              742718109      375     4200 SH       SOLE                     4200
QUALCOMM                       COM              747525103     1380    49981 SH       SOLE                    49981
Quest Diagnostics              COM              74834L100      203     3300 SH       SOLE                      725              2575
Rainbow Technology             COM              750862104     1014   356871 SH       SOLE                   192556            164315
SPEEDFAM-IPEC                  COM              847705100       82    21985 SH       SOLE                       35             21950
Schering Plough                COM              806605101      280    13122 SH       SOLE                    13122
Scholastic Corp.               COM              807066105      895    20030 SH       SOLE                      700             19330
Scientific Games               COM              80874P109      913   136185 SH       SOLE                    46170             90015
Seitel Inc.                    COM              816074306      458   610422 SH       SOLE                   386142            224280
Staples Inc.                   COM              855030102      877    68532 SH       SOLE                    29857             38675
Three-Five Systems             COM              88554L108     1119   241244 SH       SOLE                   148795             92449
Tupperware                     COM              899896104      216    13000 SH       SOLE                                      13000
Veeco Instr                    COM              922417100     1069    99023 SH       SOLE                    42508             56515